Note 5 - Shareholders' Equity	3 Months Ended
Mar. 31, 2021
Notes to Financial Statements
Stockholders' Equity Note Disclosure [Text Block]
5.

Shareholders
'
Equity

Under the terms of our
2011
Incentive Plan (the “Plan”), the number of shares authorized under the Plan may
be increased each
January
1st
by an amount equal to the lesser of (a)
1,300,000
shares, (b)
4.0%
of our outstanding common stock as of the end of our immediately preceding fiscal year, and (c) a lesser amount determined by the Board of Directors (the “Board”), provided that the number of shares that may
be granted pursuant to awards in a single year
may
not
exceed
10%
of our outstanding shares of common stock on a fully diluted basis as of the end of the immediately preceding fiscal year. As of
March 31, 2021,
the total number of shares of common stock authorized under the Plan was
12,084,032
shares.

Under the terms of the Plan, the Board
may
grant awards to employees, officers, directors, consultants, agents, advisors and independent contractors. Awards may
consist of stock options, stock appreciation rights, stock awards, restricted stock, stock units, performance awards or other stock or cash-based awards. Stock options are granted with an exercise price equal to the closing price of our stock on the date of grant, and generally have a ten
-year term and vest over a period of
48
months with the
first
25%
of the shares subject to the option vesting
one
year from the grant date and the remaining
75%
of the shares subject to the option vesting in equal monthly increments over the subsequent
36
months. Restricted stock awards generally vest over
one
year. As of
March 31, 2021,
there were
6,497,192
shares of unissued common stock authorized and available for future awards under the Plan.

In
March 2021,
the Board approved the readoption of the Plan to extend the expiration date thereof from
April 1, 2021
to
April 1, 2023
and is seeking shareholder approval of such readoption at the annual meeting of shareholders to be held on
May 13, 2021.

(a)	Stock options:

A summary of our stock option activity is as follows:

	Outstanding Options
	Number of Shares	Weighted Average Exercise Price
Balance at January 1, 2021	3,589,783	$0.36
Options granted	998,450	0.36
Options exercised	(25,000)	0.34
Balance at March 31, 2021	4,563,233	$0.36
Exercisable, March 31, 2021	2,880,121	$0.39
Vested and expected to vest	4,070,942	$0.37

(b)
        Restricted stock awards:

Prior to
December 31, 2019,
equity compensation for non-employee director service consisted of an annual restricted stock unit award that vested over one
year, with the number of shares underlying such award being determined by dividing
$15,000
by the closing stock price on the date of grant (which was the first
business day in
January
in each calendar year); when joining the Board each non-employee director received an initial restricted stock unit award that vested over one
year, the number of shares underlying such award being determined by dividing
$15,000
by our closing stock price on the date of grant (which was the first
trading day following the date on which such director was appointed), prorated based on the date on which such director was appointed.

There was
no
restricted stock activity during the
three
months ended
March 31, 2021
and
no
unvested restricted stock awards at
March 31, 2021.
During the
three
months ended
March 31, 2020,
119,520
restricted stock awards vested, less
17,928
shares withheld as payment for taxes due in connection with the vesting of restricted stock awards.

Commencing as of
January 1, 2020,
equity compensation for non-employee director service consists of the grant of an annual non-qualified stock option award that vests on the first
anniversary of the date of grant (subject to the director's continuing service as of such anniversary date), with the number of shares underlying such award determined by dividing
$25,000
by the closing stock price on the date of grant (which shall be the first
trading day in
January
in each calendar year), and such stock option award shall have an exercise price equal to our closing stock price on the date of grant. When joining our board of directors, each non-employee director shall be granted a non-qualified stock option award that vests on the first
anniversary of the date of grant (subject to the director's continuing service as of such anniversary date), with the number of shares underlying such award determined by dividing
$25,000
by our closing stock price on the
first
trading day following the date on which such director is appointed), prorated based on the date on which such director is appointed, and which stock option shall be granted as of the first
trading day following the date on which such director was appointed, and shall have an exercise price equal to our closing stock price on the date of grant.

(c)

Stock-based compensation expense:

Stock-based compensation expense is recognized using the straight-line attribution method over the employees' requisite service period, or the non-employee's service period based on the term of the contract. We recognize compensation expense for only the portion of stock options or restricted stock expected to vest. Therefore, we apply estimated forfeiture rates that are derived from historical employee attrition. If the actual number of forfeitures differs from those estimated by management, additional adjustments to stock-based compensation expense may
be required in future periods.

At
March 31, 2021,
we had unrecognized compensation expense related to stock options of
$210,000
to be recognized over a weighted-average period of
3.0
years.

The following table summarizes the stock-based compensation expense (in thousands):

	Three months ended March 31,
	2021	2020
Type of awards:
Stock options	$53	$36
Restricted stock	-	5
	$53	$41

Income statement account:
Selling and marketing	$19	9
General and administrative	34	32
	$53	$41

We employ the following key weighted-average assumptions in determining the fair value of stock options, using the Black-Scholes option pricing model and the simplified method to estimate the expected term of “plain vanilla” options:

	Three months ended March 31,
	2021		2020
Expected dividend yield	—		—
Expected stock price volatility	73.9%		65.4%
Risk-free interest rate	0.7%		2.6%
Expected term (in years)	5.8	years	6.0	years
Weighted-average grant date fair-value	$0.23		$0.17

The aggregate intrinsic value of stock options outstanding at
March 31, 2021
was approximately
$709,000
and for options exercisable was
$374,000.
The intrinsic value of outstanding and exercisable stock options is calculated as the quoted market price of the stock at the balance sheet date less the exercise price of the option. There were
25,000
options exercised with an aggregate intrinsic value of
$2,700
during the
three
months ended
March 31, 2021.
There were
no
options exercised during the
three
months ended
March 31, 2020.